Fair Value of Financial Instruments - Asset Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	$ 2,013,000	$ 4,576,000
Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	2,013,000	4,576,000
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	2,013,000	4,576,000
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	$ 2,013,000	$ 4,576,000